Derivative Instruments (Schedule of Offsetting Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, recorded in the Consolidated Balance Sheet, gross, Derivative assets	$ 372,414	$ 201,775
Derivative instruments subject to master netting arrangements, Derivative assets	(79,509)	(5,553)
Derivative Instruments, net, Derivative assets	292,905	$ 196,222
Derivative instruments, recorded in the Consolidated Balance Sheet, gross, Derivative liabilities	21,043
Derivative instruments subject to master netting arrangements, Derivative liabilities	(4,200)
Derivative Instruments, net, Derivative liabilities	$ 16,843